Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	8 Months Ended	12 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	32 Months Ended	38 Months Ended	44 Months Ended	50 Months Ended	56 Months Ended	62 Months Ended	68 Months Ended	74 Months Ended	80 Months Ended	86 Months Ended	92 Months Ended	98 Months Ended	104 Months Ended
	Nov. 06, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2026	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
Russell 1000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value	$ 10,000.00	$ 10,309.18	$ 11,056.93		$ 10,153.13	$ 12,334.88	$ 13,847.79	$ 15,206.86	$ 19,178.26	$ 21,669.36	$ 24,470.82	$ 17,601.25	$ 17,340.74	$ 22,372.39	$ 24,741.47	$ 29,863.10	$ 32,994.32	$ 35,004.59	$ 39,118.20	$ 41,202.46
Entrepreneur 30 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Entrepreneur 30 Total Return Index
Accumulated Value	$ 10,000.00	$ 10,181.81	$ 11,790.69		$ 9,812.16	$ 12,278.65	$ 13,017.76	$ 16,157.77	$ 22,508.33	$ 23,160.49	$ 21,059.70	$ 13,895.25	$ 13,140.91	$ 19,039.42	$ 20,685.69	$ 26,902.62	$ 30,941.69	$ 33,234.09	$ 35,522.43	$ 38,240.37